Class A Common Stock Subject to Possible Redemption (Details) - $ / shares	Sep. 30, 2021	Feb. 19, 2021	Jan. 18, 2021	Dec. 31, 2020
Class A Common Stock Subject to Possible Redemption [Line Items]
Common stock, shares authorized	25,187,755		10,000,000	10,000,000
Common stock, par value (in Dollars per share)	$ 0.00001			$ 0.00001
FS DEVELOPMENT CORP. II
Class A Common Stock Subject to Possible Redemption [Line Items]
Common stock, shares authorized				10,000,000
FS DEVELOPMENT CORP. II | Class A Common Stock [Member]
Class A Common Stock Subject to Possible Redemption [Line Items]
Common stock, shares authorized	100,000,000			100,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock subject to possible redemption	20,125,000